S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Nov. 07, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	indirect material interest in our sponsor